Property, Plant and Equipment (Details) - CAD ($) $ in Thousands					12 Months Ended
	Apr. 01, 2019	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment					$ 246,352	$ 45,523
Additions					400,431	151,491
Additions from business combinations					167,051	56,582
Depreciation					(45,366)	(5,244)
Other					(2,185)	(2,005)
Foreign currency translation					(716)	5
Ending balance, property, plant and equipment					765,567	246,352
Borrowing costs capitalized to construction in progress					$ 25,200	$ 5,700
Weighted average interest rate for capitalization					14.00%	20.00%
Depreciation expense recognized in cost of goods sold					$ 12,200
Increase (decrease) in depreciation expense					45,366	$ 8,004
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment					253,200
Ending balance, property, plant and equipment					817,728	253,200
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment					(6,848)
Ending balance, property, plant and equipment					(52,161)	(6,848)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment					0
Additions					20,865
Additions from business combinations					18,637
Depreciation					0
Other					0
Foreign currency translation					30
Ending balance, property, plant and equipment					39,532	0
Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment					0
Ending balance, property, plant and equipment					39,532	0
Land | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment					0
Ending balance, property, plant and equipment					0	0
Buildings & improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment					76,649	16,128
Additions					130,165	16,896
Additions from business combinations					74,373	45,404
Depreciation					(23,280)	(1,435)
Other					137,098	(344)
Foreign currency translation					50	0
Ending balance, property, plant and equipment					395,055	76,649
Increase (decrease) in depreciation expense					(500)
Buildings & improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment					79,085
Ending balance, property, plant and equipment					420,737	79,085
Buildings & improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment					(2,436)
Ending balance, property, plant and equipment					(25,682)	(2,436)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment					145,659	26,571
Additions					164,213	115,653
Additions from business combinations					49,913	4,323
Depreciation					888	(888)
Other					(137,098)	0
Foreign currency translation					(691)	0
Ending balance, property, plant and equipment					222,884	145,659
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment					146,547
Ending balance, property, plant and equipment					222,884	146,547
Construction in progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment					(888)
Ending balance, property, plant and equipment					$ 0	(888)
Computer software & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life					3 years
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment					$ 3,494	522
Additions					13,757	3,333
Additions from business combinations					5,204	588
Depreciation					(4,792)	(403)
Other					(2,185)	(547)
Foreign currency translation					5	1
Ending balance, property, plant and equipment					15,483	3,494
Computer software & equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment					4,078
Ending balance, property, plant and equipment					20,850	4,078
Computer software & equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment					(584)
Ending balance, property, plant and equipment					$ (5,367)	(584)
Furniture & fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life					5 years
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment					$ 3,128	233
Additions					4,819	2,859
Additions from business combinations					3,806	615
Depreciation					(2,505)	(364)
Other					0	(215)
Foreign currency translation					(37)	0
Ending balance, property, plant and equipment					9,211	3,128
Furniture & fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment					3,477
Ending balance, property, plant and equipment					12,058	3,477
Furniture & fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment					(349)
Ending balance, property, plant and equipment					(2,847)	(349)
Production & other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment					16,772	1,564
Additions					65,698	12,750
Additions from business combinations					14,511	5,405
Depreciation					(15,420)	(2,052)
Other					0	(899)
Foreign currency translation					(73)	4
Ending balance, property, plant and equipment					81,488	16,772
Production & other equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment					19,222
Ending balance, property, plant and equipment					99,355	19,222
Production & other equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment					(2,450)
Ending balance, property, plant and equipment					(17,867)	(2,450)
Finance lease equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment					650	505
Additions					914	0
Additions from business combinations					607	247
Depreciation					(257)	(102)
Other					0	0
Foreign currency translation					0	0
Ending balance, property, plant and equipment					1,914	650
Finance lease equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment					791
Ending balance, property, plant and equipment					2,312	791
Finance lease equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment					(141)
Ending balance, property, plant and equipment					(398)	$ (141)
Purpose-built Greenhouses
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life			30 years	10 years
Reconciliation of changes in property, plant and equipment [abstract]
Increase (decrease) in depreciation expense					$ (5,700)
Bottom of range | Buildings & improvements
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	20 years	10 years			20 years
Bottom of range | Production & other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life					2 years
Top of range | Buildings & improvements
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	30 years	50 years			30 years
Top of range | Production & other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life					4 years